Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2016
Other comprehensive income
Schedule of tax effects allocated to each component of total other comprehensive income (loss)

	2016			2015			2014
	Before	Tax	Net of	Before	Tax	Net of	Before	Tax	Net of
($ in millions)	tax	effect	tax	tax	effect	tax	tax	effect	tax
Foreign currency translation adjustments:

Net change during the year	(462)	(12)	(474)	(1,105)	47	(1,058)	(1,691)	11	(1,680)

Available-for-sale securities:
Net unrealized gains (losses) arising
during the year	—	—	—	(8)	1	(7)	(14)	5	(9)
Reclassification adjustments for net
(gains) losses included in net income	—	—	—	1	—	1	21	(6)	15

Net change during the year	—	—	—	(7)	1	(6)	7	(1)	6

Pension and other postretirement plans:
Prior service (costs) credits arising
during the year	(46)	6	(40)	113	(25)	88	(5)	2	(3)
Net actuarial gains (losses) arising
during the year	38	6	44	285	(75)	210	(826)	212	(614)
Amortization of prior service cost included
in net income	28	(2)	26	29	(3)	26	18	(1)	17
Amortization of net actuarial loss included
in net income	85	(23)	62	113	(31)	82	102	(21)	81
Net losses from pension settlements
included in net income	37	(11)	26	15	(6)	9	(3)	1	(2)

Net change during the year	142	(24)	118	555	(140)	415	(714)	193	(521)

Cash flow hedge derivatives:
Net gains (losses) arising during the year	21	(5)	16	(26)	6	(20)	(65)	13	(52)
Reclassification adjustments for net (gains)
losses included in net income	(7)	1	(6)	39	(9)	30	10	(1)	9

Net change during the year	14	(4)	10	13	(3)	10	(55)	12	(43)

Total other comprehensive income (loss)	(306)	(40)	(346)	(544)	(95)	(639)	(2,453)	215	(2,238)

Schedule of changes in component of accumulated other comprehensive loss (OCI), net of tax

		Unrealized	Pension	Unrealized
	Foreign	gains (losses)	and other	gains (losses)
	currency	on available-	postretirement	of cash
	translation	for-sale	plan	flow hedge
($ in millions)	adjustments	securities	adjustments	derivatives	Total OCI
Balance at January 1, 2014	(431)	7	(1,610)	22	(2,012)

Other comprehensive (loss) income
before reclassifications	(1,680)	(9)	(617)	(52)	(2,358)
Amounts reclassified from OCI	—	15	96	9	120

Total other comprehensive (loss) income	(1,680)	6	(521)	(43)	(2,238)

Less:
Amounts attributable to noncontrolling
interests	(9)	—	—	—	(9)

Balance at December 31, 2014	(2,102)	13	(2,131)	(21)	(4,241)

Other comprehensive (loss) income

before reclassifications	(1,058)	(7)	298	(20)	(787)
Amounts reclassified from OCI	—	1	117	30	148

Total other comprehensive (loss) income	(1,058)	(6)	415	10	(639)

Less:
Amounts attributable to noncontrolling
interests	(25)	—	3	—	(22)

Balance at December 31, 2015	(3,135)	7	(1,719)	(11)	(4,858)

Other comprehensive (loss) income

before reclassifications	(474)	—	4	16	(454)
Amounts reclassified from OCI	—	—	114	(6)	108

Total other comprehensive (loss) income	(474)	—	118	10	(346)

Less:
Amounts attributable to noncontrolling
interests	(17)	—	—	—	(17)

Balance at December 31, 2016	(3,592)	7	(1,601)	(1)	(5,187)

Schedule of amounts reclassified out of OCI in respect of Pension and other postretirement plan adjustments and Unrealized gains (losses) of cash flow hedge derivatives

($ in millions)	Location of (gains) losses
Details about OCI components	reclassified from OCI	2016	2015	2014
Pension and other postretirement plan adjustments:

Amortization of prior service cost	Net periodic benefit cost(1)	28	29	18
Amortization of net actuarial losses	Net periodic benefit cost(1)	85	113	102
Net losses from pension settlements	Net periodic benefit cost(1)	37	15	(3)

Total before tax		150	157	117
Tax	Provision for taxes	(36)	(40)	(21)

Amounts reclassified from OCI		114	117	96

Unrealized gains (losses) of cash flow hedge derivatives:
Foreign exchange contracts	Total revenues	11	36	9
	Total cost of sales	(10)	(11)	(8)
Commodity contracts	Total cost of sales	2	10	3
Cash-settled call options	SG&A expenses(2)	(10)	4	6

Total before tax		(7)	39	10
Tax	Provision for taxes	1	(9)	(1)

Amounts reclassified from OCI		(6)	30	9

(1)                 These components are included in the computation of net periodic benefit cost (see Note 17).

(2)                 SG&A expenses represent “Selling, general and administrative expenses”.